Income Taxes (Schedule Of Components Of Deferred Income Tax Expense) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Components of Deferred Tax Provision [Line Items]
Deferred tax expense (exclusive of the effects of other components listed below)	¥ (50,086)	¥ 31,999	¥ 111,579
Adjustments of deferred tax assets and liabilities for enacted changes in Japanese tax laws and rates	25,536
Benefits of net operating loss carryforwards	(34,889)	(17,899)	(27,893)
Income taxes, Deferred, Total	¥ (59,439)	¥ 14,100	¥ 83,686